CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities:
Net income (loss)	$ 119,203	$ 14,026
Adjustments to reconcile net income (loss) to net cash flows used in operating activities:
Gain on servicing asset, net	(11,502)	(18,580)
Gain on sale of loans, net	(126,130)	(116,069)
Gain on sale of digital assets	(2,979)	(7,065)
Income (loss) from fund and equity method investments	475	296
Amortization of deferred financing costs	732	712
Amortization of internally developed software	12,381	13,255
Impairment of internally developed software costs	0	8,591
Impairment of digital assets	0	5,851
Services exchanged for issuance of warrants	7,863	4,019
Stock-based compensation expense	22,730	34,526
Losses on repurchased loans	2,268	5,951
Net change in operating assets and liabilities:
Proceeds from loan sales, net of repurchases	4,599,255	3,553,500
Originations of loans held for sale	(2,561,856)	(2,409,864)
Purchases of loans held for sale	(2,221,013)	(1,568,000)
Principal payments on loans held for sale	324,568	334,777
Purchases of marketable securities	(141,878)	(81,622)
Proceeds from sale of marketable securities	0	872
Principal payments on marketable securities	62,517	8,342
Accounts receivable, net	(25,240)	3,682
Other assets	(54,528)	(12,994)
Accounts payable and accrued liabilities	42,431	11,429
Net cash used in operating activities	49,297	(214,365)
Investing activities:
Capitalization of internally developed software costs	(16,077)	(12,498)
Investment in fund	(2,477)	(3,314)
Purchases of digital assets	(9,938)	(25,777)
Proceeds from sales of digital assets	12,634	10,842
Loan receivable issued to related parties	0	2,030
Payment on note receivable from related parties	0	809
Distributions from investments	797	0
Realized losses on futures	(5,766)	0
Sale of internally developed software	0	1,000
Net cash used in investing activities	(20,827)	(30,968)
Financing activities:
Proceeds from debt	4,169,636	3,459,213
Principal payments on debt	(4,175,300)	(3,217,322)
Payments of deferred financing costs	(1,494)	(1,574)
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions	663,443	0
Proceeds from servicing activity on behalf of third-party loan owners	123,086	60,390
Proceeds from issuance of preferred stock	0	71,774
Distributions to shareholders	0	(2,765)
Proceeds from exercises of stock options	8,737	867
Other financing activities	102	258
Net cash provided by financing activities	788,210	370,841
Net increase in cash, cash equivalents, and restricted cash	816,680	125,508
Cash, cash equivalents, and restricted cash, beginning of year	345,033	175,780
Cash, cash equivalents, and restricted cash, end of year	1,161,713	301,288
Supplemental Cash Flow Information
Cash paid during the period for interest	36,371	41,117
Cash paid during the period for income taxes	8,015	48
Supplemental disclosures of non-cash investing and financing activities
Stock-based compensation included in capitalized internally developed software	329	401
Contribution from related party	0	1,500
Distribution of noncontrolling interest in fund	0	8
Distributions from Onshore Solana Fund	1,759	0
Transfers from held for investment to held for sale	0	4,959
Other capital contributions	0	2,958
Accrued issuance costs	3,533	1,025
Unrealized losses on futures	318	0
Right of use assets obtained in exchange for operating lease liabilities	$ 3,080	$ 0